SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

9.              SUBSEQUENT EVENTS

In respect to Class DT Units, effective as of January 1, 2014, the performance fee percentage payable by the Transtrend Fund to Transtrend B.V. reduces from 25% to 22.5%.

Management has evaluated the impact of subsequent events on the Partnership and has determined that there were no other subsequent events that require adjustments to, or disclosure in, the financial statements.